Taxation - Schedule of (Loss) Income Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Non - PRC	$ (3,971)	(24,037)	(22,250)	(31,701)
PRC	31,571	191,113	218,916	(133,331)
Total	$ 27,600	167,076	196,666	(165,032)